PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consist of the following as of December 31:

(in thousands)	2021	2020

Income taxes receivable	$8,403	$7,053
Prepaid expenses	2,865	4,812
Maintenance agreements, current portion	1,717	2,513
Other current assets	8,879	5,101

Total	$21,864	$19,479